INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of investments in venture capital associates

	December 31,	Fair value		December 31,
	2022	adjustment	Investment	2021
Total investments in associates measured at fair value through profit or loss	477	—	172	305

Investments in individually insignificant joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2022	2021

Net (income)/loss for the year	1,362	114

The Group’s share of the (income)/loss of the joint venture for the year	260	32

Total comprehensive income for the year	1,362	114

Gain on remeasurement of previously held interest upon acquisition	—	(415)
Compensation of losses	—	(96)

The Group’s share of total comprehensive (income)/loss of the joint venture for the year	260	(479)

MTS Belarus
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31,	December 31,
	2022	2021
Assets
Non-current assets	14,743	19,030
Current assets	11,940	15,386
Liabilities
Non-current liabilities	(4,497)	(9,062)
Current liabilities	(10,354)	(12,568)
Total identifiable net assets	11,832	12,786
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	5,798	6,265
Carrying amount of the Group’s interest	5,798	6,265

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2022	2021	2020
Revenue	37,444	39,383	36,121
Net profit for the year	9,863	10,379	10,267
The Group’s share of the profit of the associate for the year	4,833	5,086	5,031
Other comprehensive income/(loss) for the year (currency translation adjustment)	(1,541)	183	(397)
Total comprehensive income for the year	8,322	10,562	9,870
The Group’s share of total comprehensive income of the associate for the year	4,078	5,175	4,836
Dividends received	(4,545)	(4,034)	(4,212)

Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of investments in associates and joint ventures

	Country of		December 31,	December 31,
	operations	Operating activity	2022	2021
MTS Belarus	Belarus	telecommunications	5,798	6,265
Zelenaya Tochka	Russia	telecommunications	199	141
YouDo	Russia	classifieds	667	705
Other unquoted companies	Russia		2,611	1,319
Total investments in associates and joint ventures accounted for using the equity method			9,275	8,430
Other unquoted companies accounted for at fair value through profit or loss	Russia		477	305
Total investments in associates			9,752	8,735

Investments in individually insignificant associates and joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2022	2021	2020

Net (income) for the year	(1,035)	(856)	(1,048)

The Group’s share of the (income)/loss of the associate for the year	(209)	(181)	(273)

Other comprehensive income for the year	—	—	—
Total comprehensive (income) for the year	(1,035)	(856)	(1,048)

The Group’s share of total comprehensive (income)/loss of the associate for the year	(209)	(181)	(273)